Document and Entity Information	0 Months Ended
Feb. 13, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2014
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Feb. 13, 2015
Document Effective Date	Feb. 13, 2015
Prospectus Date	Aug. 01, 2014
Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	ELNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINAX